Variable interest entities - financial positions (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable interest entities
Cash and cash equivalents	¥ 27,308,098	$ 3,846,265	¥ 20,855,252	$ 2,937,401	¥ 43,429,717	¥ 19,372,084
Shortterm treasury investments	19,242,083	2,710,191	16,965,708
Accounts and notes receivable, net	3,287,610	463,050	2,251,633
Long-term treasury investments, net	7,892,899	1,111,692	10,199,802
Investment securities and other investments	11,086,408	1,561,488	8,390,657
Equity method investments, net	4,595,858	647,313	4,153,932
Property and equipment, net	4,330,172	609,892	5,718,324
Intangible assets, net	675,685	95,168	1,724,141
Total assets	143,826,494	20,257,538	131,213,272
Short-term borrowings	7,682,190	1,082,014	4,940,310
Accounts and notes payable	4,563,595	642,769	2,870,046
Long-term borrowings	1,044,421	147,104	149,925
Total liabilities	30,781,209	4,335,443	21,788,574
Shareholders' deficit of VIEs	97,969,667	13,798,739	95,344,765		¥ 112,119,504	¥ (76,134,498)
Total liabilities, mezzanine equity and shareholders' equity	143,826,494	20,257,538	131,213,272
Related Party
Variable interest entities
Amounts due from related parties	244,661	$ 34,460	61,423
VIE
Variable interest entities
Cash and cash equivalents	14,631,898		5,558,835
Restricted cash	1,137,508		739,355
Shortterm treasury investments	2,389,719		2,911,180
Accounts and notes receivable, net	2,028,426		1,353,038
Long-term treasury investments, net	246,806		1,021,862
Investment securities and other investments	689,471		1,285,266
Equity method investments, net	3,278,621		3,133,608
Property and equipment, net	283,793		273,753
Intangible assets, net	449,509		462,485
Other assets, net	4,042,492		3,349,234
Total assets	54,815,266		49,394,796
Short-term borrowings	2,651,153		199,807
Accounts and notes payable	4,468,895		2,672,716
Long-term borrowings	830,700
Operating lease liabilities	105,645		274,150
Other liabilities	6,465,001		4,735,651
Total liabilities	75,841,247		71,603,944
Shareholders' deficit of VIEs	(21,025,981)		(22,209,148)
Total liabilities, mezzanine equity and shareholders' equity	54,815,266		49,394,796
VIE | Affiliated Entity
Variable interest entities
Amounts due from related parties	25,637,023		29,306,180
Amounts due to the Company and its subsidiaries	¥ 61,319,853		¥ 63,721,620
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Affiliated Entity	Affiliated Entity	Affiliated Entity	Affiliated Entity